MD&A - Risk management and control	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Financial Risk Management Explanatory
Credit risk:

the risk of loss resulting

from the failure of a client or

counterparty to meet its
contractual obligations toward

UBS. This includes settlement risk, loan underwriting

risk and step-in risk.
Settlement risk:

the risk of loss resulting from transactions

that involve exchange of value (e.g.,
security versus cash) where

we must deliver without first being able to determine

with certainty that
we will receive the

consideration.
Loan underwriting

risk:

the risk of loss arising during the holding period of

financing transactions
that are intended for

further distribution.
Step-in risk:

the risk that UBS may decide to provide

financial support to an unconsolidated

entity
that is facing stress in

the absence of, or in excess of, any contractual

obligations to provide such
support.
Market risk

(traded and non-traded): the risk

of loss resulting from adverse movements in
market variables. Market variables include

observable variables, such as interest rates,

foreign exchange
rates, equity prices, credit

spreads and commodity (including precious

metal) prices, as well as variables
that may be unobservable

or only indirectly observable, such as

volatilities and correlations. Market

risk
includes issuer risk and investment

risk.
Issuer risk:

the risk of loss from

changes in fair value resulting from

credit-related events affecting
an issuer to which we are

exposed through tradable securities

or derivatives referencing the issuer.
Investment risk:

issuer risk associated with positions

held as financial investments.
Liquidity risk:

the risk that the firm will not be able to efficiently

meet both expected and
unexpected current and

forecast cash flows and collateral needs

without affecting either daily
operations or the financial condition of

the firm.
Funding risk:

the risk that the firm will be unable, on an

ongoing basis, to borrow funds in
the market on an unsecured

(or even secured) basis at an acceptable

price to fund actual or
proposed commitments

,

i.e., the risk that UBS’s funding capacity

is not sufficient to support the
firm’s current business

and desired strategy.
The

Board of Directors

(the BoD)

approves the

risk management

and control

framework of

the Group,

including
the Group

and business

division overall risk appetite.

The BoD

is supported

by its Risk

Committee, which

monitors and
oversees the Group’s risk profile

and the implementation of

the risk framework approved

by the BoD, and

approves the
Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee

(the CCRC) helps the BoD meet
its

duty

to

safeguard

and

advance

UBS’s

reputation

for

responsible

and

sustainable

conduct,

reviewing

stakeholder
concerns and expectations

pertaining to UBS’s societal

contribution and corporate

culture. The Audit

Committee assists
the

BoD

with

its oversight

duty

relating

to

financial

reporting

and

internal

controls

over

financial

reporting,

and

the
effectiveness of whistleblowing procedures

and the external and internal audit

functions.
The
Group

Executive Board

(the GEB) has overall responsibility for

establishing and implementing a risk management and
control framework in the Group,

managing the risk profile of the Group

as a whole.
The
Group

Chief Executive

Officer

has responsibility

and accountability

for the

management

and performance

of the

Group,
has risk authority

over transactions,

positions and

exposures, and

allocates business

divisions and

Group Functions

risk limits
approved by the BoD.
The
business division Presidents and

Group functional heads
are responsible for the operation and management

of their
business

divisions

/

Group

Functions,

including

controlling

the

dedicated

financial

resources

and

risk

appetite

of

the
business divisions.
The
regional Presidents

ensure cross-divisional collaboration

in their regions and

are mandated to inform the

GEB about
any regional activities and issues that may

give rise to actual or potentially

material regulatory or reputational

concerns.
The
Group Chief

Risk Officer

(the Group

CRO)

is responsible

for developing

the Group’s

risk management

and control
framework (including

risk principles and

risk appetite) for

credit, market, country,

treasury, model

and sustainability and
climate risks. This includes risk measurement and

aggregation, portfolio controls and risk reporting.

The Group CRO sets
risk limits

and

approves

credit and

market risk

transactions

and

exposures.

Risk Control

is also

the central

function for
model risk management and control for all models

used in UBS. A framework of policies and authorities support the risk
control process.
The
Group

Chief

Compliance

and

Governance

Officer

is

responsible

for

developing

the

Group’s

non-financial

risk
framework,

which

sets

the

general

requirements

for

identification,

management,

assessment

and

mitigation

of

non-
financial

risk,

and

for

ensuring

that

all non

-financial

risks

are

identified,

owned

and

managed

according

to

the

non-
financial risk appetite objectives, supported

by an effective control framework.
The
Group Chief Financial Officer

is responsible for transparency in assessing the financial performance of the Group and the

business

divisions,

and

for

managing

the

Group’s

financial

accounting,

controlling,

forecasting,

planning

and
reporting.

Additional

responsibilities

include

managing

UBS’s

tax affairs,

as

well

as treasury

and

capital management,
including

liquidity and

funding risk

and UBS’s

regulatory ratios,

Finance Artificial

Intelligence

& Data

Analytics strategy
and Group M&A.

The
Group

General

Counsel

manages

the Group’s

legal

affairs

(including

litigation

involving

UBS),

ensuring

effective

and timely
assessment

of legal

matters

impacting

the Group

or its

businesses,

and managing

and reporting

all litigation

matters.
The
Head

Human Resources

is responsible

for independent

oversight

and challenge

of employment-related

risks.
Group Internal Audit

(GIA) independently assesses the effectiveness of processes to define strategy and risk appetite and overall

adherence

to

the

approved

strategy.

It

also

assesses

the

effectiveness

of

governance

processes

and

risk
management,

including

compliance

with

legal

and

regulatory

requirements

and

internal

governance

documents.

The
Head GIA reports to the Chairman

of the BoD. GIA also

has a functional reporting line to the

BoD Audit Committee.
Some of these

roles and responsibilities

are replicated for

significant legal

entities of

the Group.

Designated
legal entity
risk officers

oversee and

control financial

and non

-financial risks for significant

legal entities

of UBS

as part of

the legal
entity control framework, which complements

the Group’s risk management and

control framework.
We apply a

variety of methodologies

and measurements

to quantify the

risks of our

portfolios and potential

risk
concentrations. Risks that are not

fully reflected within standard

measures are subject

to additional controls, which

may
include

preapproval

of

specific

transactions

and

the

application

of

specific

restrictions.

Models

to

quantify

risk

are
generally developed by dedicated

units within control functions and

are subject to independent

validation.
Risk concentrations may exist where

one or several positions

within or across different

risk categories could result
in significant losses relative

to UBS’s financial strength.

Identifying such risk concentrations

and assessing their potential
impact is a critical component

of our risk management and control

process.
For financial risks, we consider a number of elements, such as shared characteristics of positions, the size of the portfolio and the sensitivity of positions to

changes in the underlying risk factors. Also important

in our assessment is the liquidity
of the markets

where the

positions are

traded, as

well as the

availability and effectiveness

of hedges

or other potential
risk-mitigating factors. This includes an assessment of, for example, the provider of the hedge and market liquidity

where
the hedge might be traded.

Particular attention is given

to identification of wrong

-way risk and risk on risk. Wrong

-way
risk is defined as a positive correlation between

the size of the exposure and the likelihood of a

loss. Risk on risk is when
a position and its risk mitigation

can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example,

a single operational risk issue that is large on its
own (i.e.,

it has the potential

to produce

a single high

-impact loss or

a number of

losses that together

are high impact)
or related risk issues that may link together

to create a high impact.
Risk

concentrations

are

subject

to

increased

oversight

by

Group

Risk

Control

and

Group

Compliance,

Regulatory

&
Governance, and assessed to determine

whether they should be reduced or

mitigated, depending on the

available means
to do

so. It is

possible that

material losses

could occur

on financial

or non

-financial risks,

particularly if

the correlations
that emerge in a stressed environment differ

markedly from those envisaged

by risk models.
Main sources of credit risk

–

Global

Wealth

Management

credit

risk arises

from

lending

against

securities collateral,

including

derivative trading
activity, and lending against

residential and commercial real estate collateral,

as well as corporate and

other lending.

–

A substantial

portion

of lending

exposure

arises from

Personal

& Corporate

Banking,

which offers

mortgage loans,
secured

mainly

by

owner-occupied

properties

and

income-producing

real

estate,

as

well

as

corporate

loans,

and
therefore depends on

the performance of the Swiss economy and real estate

market.
–

The

Investment

Bank’s

credit

exposure

arises

mainly

from

lending,

derivatives

trading

and

securities

financing.
Derivatives trading and securities financing are mainly investment grade. Loan underwriting activity can be lower rated
and give rise to temporary concentrated exposure

.
–

Credit risk within Non-core and

Legacy portfolio relates to derivative transactions

and securitized positions.
Overview of measurement, monitoring

and management techniques
–

Credit risk

from

transactions

with individual

counterparties

is based

on

our estimates

of probability

of default

(PD),
exposure at default (EAD)

and loss given default (LGD). Limits are established for individual counterparties and groups
of

related

counterparties

covering

banking

and

traded

products,

and

for

settlement

amounts.

Risk

authorities

are
approved by the Bo

ard of Directors and are delegated

to the Group CEO, the

Group CRO and divisional CROs,

based
on risk exposure amounts,

internal credit rating and potential for losses.
–

Limits apply not only to the current outstanding amount but also to contingent commitments and the potential future exposure of traded products.
–

The Investment Bank monitoring, measurement

and limit framework distinguishes

between exposures intended to be
held to maturity (take-and-hold

exposures) and those intended

for distribution or risk transfer (temporary exposures).
–

We use

models to

derive portfolio credit

risk measures

of expected loss,

statistical loss

and stress

loss at Group

-wide
and business division levels, and

to establish portfolio limits.

–

Credit risk concentrations can arise if

clients are engaged in similar activities,

located in the same geographical

region
or have

comparable economic

characteristics,

e.g.,

if their

ability to

meet contractual

obligations

would be

similarly
affected by changes in economic, political or other conditions.

To avoid credit risk concentrations, we

establish limits /
operational

controls

that

constrain

risk

concentrations

at

portfolio,

sub-portfolio

or

counterparty

levels

for

sector
exposure, country risk and specific product

exposures.
Counterparty credit

risk (CCR)

arising from

traded products,

which include

OTC derivatives,

ETD exposures

and
SFTs,

originating in the Investment Bank, Non

-core and Legacy Portfolio, and Group Treasury,

is generally managed on a
close-out

basis.

This

takes

into

account

possible

effects

of

market

movements

on

the

exposure

and

any

associated
collateral over the time it

would take to close out our positions. In the Investment

Bank, limits are applied to the potential
future

exposure

per

counterparty,

with

the

size

of

the

limit

dependent

on

the

counterparty’s

creditworthiness

(as
determined by Risk Control).

Limit frameworks are also

used to control

overall exposure to

specific classes or

categories
of collateral on a portfolio level.

Such portfolio limits are monitored

and reported to senior management.

Trading in

OTC derivatives is conducted

through central counterparties

where practicable.

Where central counterparties
are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted
under

bilateral International

Swaps

and

Derivatives Association

or

similar master

netting

agreements,

which

generally
allow

for

close-out

and

netting

of

transactions

in

case

of

default,

subject

to

applicable

law.

For

most

major

market
participant counterparties,

we use

two-way collateral

agreements under

which either

party can

be required

to provide
collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically
consists of well-rated government debt or other

collateral permitted by applicable regulations. For certain counterparties, an initial

margin

is taken

to cover

some or

all of

the calculated

close-out

exposure.

This is

in addition

to the

variation
margin

taken

to

settle

changes

in

market

value

of

transactions.

Regulations

on

margining

uncleared

OTC

derivatives
continue to evolve. These

generally expand

the scope of bilateral derivatives

activity subject to

margining. They will

also
result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past.

These changes should result in lower

close-out risk over time.
We

actively

manage

credit

risk

in

our

portfolios

by

taking

collateral

against

exposures

and

by

utilizing

credit
hedging.
We

use

a

scoring

model

as

part

of

a

standardized

front-to-back

process

for

credit

decisions

on

originating

or
modifying Swiss mortgage loans.

The model’s two key factors are the

LTV ratio

and an affordability

calculation.
The value we assign to each property is based on the lowest value determined from model-derived valuations, the purchase

price,

an

asset

value

for

income-producing

real

estate

(IPRE),

and,

in

some

cases,

an

additional

external
valuation.
We similarly apply

underwriting

guidelines for

our Global

Wealth Management

Region Americas

mortgage loan
portfolio,

taking

into

account

loan

affordability

and

collateral

sufficiency.

LTV

standards

are

defined

for

the

various
mortgage types, such

as residential mortgages or

investment properties, based on

associated risk

factors, such as

property
type, loan size, and purpose. The maximum LTV

allowed within the standard approval process ranges from
45 % to 80%.
In addition

to LTV, other

credit risk metrics, such

as debt-to-income ratios,

credit scores and

required client reserves,

are
also part of our underwriting guidelines.
A risk limit framework is applied to the Global

Wealth Management Region Americas mortgage loan portfolio. Limits are set

to

govern

exposures

within

LTV

categories,

geographic

concentrations,

portfolio

growth

and

high-risk

mortgage
segments, such as

interest-only loans. These

limits are monitored

by a

specialized credit risk monitoring

team and reported
to senior

management. Supplementing

this limit

framework

is a

real estate

lending

policy and

procedures

framework,
set up

to govern real

estate lending

activities. Quality assurance

and quality

control programs

monitor compliance with
mortgage underwriting and documentation

requirements.

For our mortgage

loan portfolio

in the Global

Wealth Management

regions of

EMEA and

Asia Pacific, we

apply global
underwriting guidelines with

regional variations to allow for regulatory and

market differentials. As in other regions,

the
underwriting

guidelines

take into

account

affordability

and

collateral

sufficiency.

Affordability

is assessed

at

a stressed
interest

rate

using,

for

residential

real

estate,

the

borrowers’

sustainable

income

and

declared

liabilities,

and

for
commercial real estate

the quality and

sustainability of

rental income.

For interest-only

loans, a

declared and

evidenced
repayment strategy

must be in

place. The

applicable LTV for

each mortgage

is based

on the

quality and

liquidity of the
property

and

assessed

against

valuations

from bank-appointed

third-party

valuers.

Maximum

LTV

varies from
30
%

to
70
%, depending on the type and

location of the property, as well as

other factors. Collateral

sufficiency is often further
supported by personal

guarantees from related third

parties. The overall portfolio

is centrally assessed against a number
of stress scenarios to ensure that exposures

remain within predefined stress limits.
Lombard loans

are secured by pledges

of marketable securities,

guarantees and

other forms of collateral. Eligible
financial securities are

primarily liquid

and actively traded transferable

securities (such

as bonds and equities),

and other
transferable securities, such

as approved structured

products for which

regular prices are

available and the

issuer of the
security provides a market. To

a lesser degree, less liquid

collateral is also used.
We derive lending values by

applying discounts (haircuts) to the

pledged collateral’s market value.

Haircuts for marketable
securities are calculated to cover a

possible change in value over a

given close-out period and confidence level. Less liquid
or more volatile collateral will typically ha

ve larger haircuts.

We assess

concentration

and

correlation

risks across

collateral

posted

at a

counterparty

level, and

at a

divisional

level
across

counterparties.

We

also

perform

targeted

Group-wide

reviews

of

concentration.

Concentration

of

collateral

in
single securities,

issuers or

issuer groups,

industry sectors, countries,

regions or

currencies may result

in higher

risk and
reduced

liquidity.

In

such

cases,

the

lending

value

of

the

collateral,

margin

call

and

close-out

levels

are

adjusted
accordingly.
We use single-name credit default swaps

(CDSs), credit-index CDSs,

bespoke protection and other

instruments to
actively manage credit

risk in the

Investment Bank and

Non-core and Legacy

Portfolio. The aim

is to reduce concentrations
of risk

from specific

counterparties, sectors

or portfolios

and, for

CCR, the

profit or

loss effect

arising from

changes in
credit valuation adjustments (CVAs).
We have

strict guidelines with regard

to taking

credit hedges into

account for credit

risk mitigation purposes. For

example,
when

monitoring

exposures

against counterparty

limits,

we

do

not

usually apply

certain credit

risk mitigants,

such

as
proxy

hedges

(credit

protection

on

a

correlated

but

different

name)

or

credit-index

CDSs,

to

reduce

counterparty
exposures. Buying

credit protection also creates

credit exposure

with regard to the protection

provider. We monitor

and
limit exposures

to credit protection

providers, and

also monitor

the effectiveness of

credit hedges

as part of

our overall
credit

exposures

to

the

relevant

counterparties.

Trading

with

such

counterparties

is

typically

collateralized.

For

credit
protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of credit
protection purchased

and the

maturity of the associated

loan. Such

mismatches result in

basis risk and

may reduce the
effectiveness of the

credit protection. Mismatches are

routinely reported to credit

officers and mitigating actions

are taken
when necessary.
We have developed tools and models

to estimate future credit losses that may be implicit in our current portfolio.
Exposures to individual counterparties are measured

using three generally accepted parameters: PD, EAD

and LGD. For a
given credit facility, the product of

these three parameters results in the expected loss

(the EL). These parameters are the
basis for the

majority of our

internal measures

of credit

risk, and

key inputs

for regulatory

capital calculation

under the
advanced internal ratings-based

(A-IRB) approach

of the Basel III

framework. We also

use models to derive

the portfolio
credit risk measures of EL, statistical loss

and stress loss.
Internal UBS rating scale

and mapping

of external ratings
Internal UBS rating 1-year PD range in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C
CCC-

to C
CCC-

to C
Counterparty is in default

Default Defaulted D D
In line with

the regulatory definition,

we report

a claim as non-performing

when: (i) it is

more than 90

days past
due; (ii) it is subject to restructuring

proceedings, where

preferential conditions concerning

interest rates, subordination,
tenor,

etc. have been granted in order

to avoid default of the counterparty (forbearance); (iii)

the counterparty is subject
to

bankruptcy

/

enforced

liquidation

proceedings

in

any

form,

even

if

there

is

sufficient

collateral

to

cover

the

due
payment; or (iv) there is other evidence

that payment obligations will not

be fully met without recourse to collateral.
Default and credit-impaired

UBS

uses

a

single

definition

of

default

for

classifying

assets

and

determining

the

PD

of

its obligors

for

risk modeling
purposes.

The

definition

of

default

is

based

on

quantitative

and

qualitative

criteria.

A

counterparty

is

classified

as
defaulted when

material payments

of interest,

principal or

fees are

overdue

for more

than 90

days, or

more than

180
days for certain exposures

in relation to loans

to private and commercial

clients in Personal

& Corporate Banking

and to
private clients

of Global Wealth

Management Region Switzerland. UBS

does not consider

the general

90-day presumption
for default

recognition

appropriate

for those

portfolios,

given the

cure rates,

which show

that strict application

of the
90-day criterion would not accurately

reflect the inherent credit risk. Counterparties are also classified as defaulted when:
bankruptcy,

insolvency

proceedings

or

enforced

liquidation

have

commenced;

obligations

have

been

restructured

on
preferential terms (forbearance); or

there is other

evidence that payment

obligations will not

be fully

met without recourse
to collateral. The latter may

be the case even

if, to date, all contractual

payments have been made when due. If one

claim
against a counterparty is defaulted on,

generally all claims against the counterparty are

treated as defaulted.
An

instrument

is

classified

as

credit-impaired

if

the

counterparty

is

classified

as

defaulted

and

/

or

the

instrument

is
identified as

purchased

or originated

credit-impaired

(POCI). An

instrument is

POCI if it

has been

purchased at

a deep
discount to

its carrying amount

following a

risk event of

the issuer or

originated with

a defaulted

counterparty. Once a
financial asset is classified as defaulted / credit-impaired (except POCI), it is reported as a stage 3 instrument and remains
as such

unless all

past due

amounts

have been

rectified, additional

payments have

been made

on time,

the position

is
not classified as

credit-restructured,

and there

is general evidence

of credit recovery.

A three-month

probation period

is
applied

before

a

transfer back

to

stages 1

or

2

can

be

triggered.

However,

most

instruments

remain

in

stage 3

for

a
longer period. As of 31

December 2022, we had no instruments

classified as POCI on our books.
If payment default is

imminent or default has already occurred, we may

grant concessions to borrowers in financial
difficulties that we would

otherwise not consider

in the normal course of business,

such as offering

preferential interest
rates,

extending

maturity,

modifying

the

schedule

of

repayments,

debt

/

equity

swap,

subordination,

etc.

When

a
forbearance measure takes

place, each case is

considered individually and the

exposure is generally classified

as defaulted.
Forbearance

classification

remains

until

the

loan

is

repaid

or

written off,

non-preferential

conditions

are

granted

that
supersede the preferential conditions, or the counterparty

has recovered and the preferential

conditions no longer exceed
our risk tolerance.
Contractual

adjustments

when

there

is

no

evidence

of

imminent

payment

default,

or

where

changes

to

terms

and
conditions are within our

usual risk tolerance, are not considered

to be forborne.
Main sources of market

risk

Market risks arise from both trading

and non-trading

business activities.
–

Trading market

risks

are mainly

connected with

primary debt

and

equity underwriting

and securities

and

derivatives
trading for

market-making and

client facilitation

in our

Investment Bank,

as well

as the

remaining

positions in

Non-
core

and

Legacy

Portfolio

in

Group

Functions

and

our

municipal

securities

trading

business

in

Global

Wealth
Management.
–

Non-trading market risks

arise predominantly

in the form

of interest

rate and foreign

exchange risks connected

with
personal

banking

and

lending

in

our

wealth

management

business,

our

Swiss

personal

and

corporate

banking
business, the Investment Bank’s

lending business, and treasury activities.
–

Group Treasury assumes market risks in the

process of managing interest rate risk, structural foreign exchange risk and the Group’s liquidity and

funding profile, including high

-quality liquid assets (HQLA).
–

Equity

and

debt investments

can

also

give

rise

to

market risks,

as

can

some

aspects

of

employee

benefits,

such

as
defined benefit pension

schemes.
Overview of measurement,

monitoring and management

techniques

–

Market risk limits

are set for

the Group,

the business

divisions, Group

Treasury and

Non-core

and Legacy Portfolio

at
granular levels in the various business

lines, reflecting the nature and

magnitude of the market risks.
–

Management value-at-risk (VaR)

measures exposures under the market risk framework,

including trading market risks
and some non-trading market

risks. Non-trading market

risks not

included in VaR are

also covered

in the

risks controlled
by Market & Treasury Risk Control,

as set out below.
–

Our primary portfolio measures of market

risk are liquidity-adjusted

stress (LAS) loss and VaR.

Both are common to all
business divisions and

subject to limits that are approved by the Board

of Directors (the BoD).
–

These measures

are complemented

by concentration

and granular

limits for general

and specific

market risk

factors.
Our trading businesses are subject to multiple market risk

limits, which take into account the extent of market

liquidity
and

volatility, available

operational

capacity, valuation

uncertainty,

and,

for our

single-name exposures,

issuer credit
quality.
–

Trading market

risks are

managed

on an

integrated basis

at portfolio

level. As

risk factor

sensitivities

change

due to
new

transactions,

transaction

expiries or

changes

in

market levels,

risk factors

are

dynamically rehedged

to

remain
within limits. We do not

generally seek to distinguish in the

trading portfolio between specific positions and associated
hedges.

–

Issuer risk

is

controlled

by limits

applied

at

business

division

level based

on

jump-to-zero

measures,

which estimate
maximum default exposure (the

default event loss assuming zero recovery).
–

Non-trading

foreign

exchange

risks

are

managed

under

market

risk

limits,

with

the

exception

of

Group

Treasury
management of consolidated capital activity.

Our Market &

Treasury

Risk Control

function applies

a holistic

risk framework,

setting

the appetite for

treasury-related
risk-taking activities across the

Group. Key elements

of the framework include

an overarching economic value sensitivity
limit, set by the BoD,

and the sensitivity of net interest income to changes in

interest rates targets,

set by the Group CEO.
Limits are also set

by the BoD to balance the effect

of foreign exchange movements on our CET1 capital and CET1 capital ratio. Non-trading interest

rate and

foreign exchange risks

are included in

Group-wide statistical and stress

testing metrics,
which flow into our risk appetite framework.
Equity and debt investments are

subject to a range of risk controls, including preapproval of new investments by business
management and

Risk Control

and

regular monitoring

and

reporting.

They are

also included

in Group

-wide statistical
and stress testing metrics.
VaR

is a

statistical measure

of market

risk,

representing

the potential

market

risk losses

over a

set time

horizon
(holding period) at an

established level of confidence. VaR

assumes no change in

the Group’s

trading positions over the
set time horizon.
We

calculate

VaR

daily.

The profit

or

loss

distribution

VaR

is

derived

from

our

internally developed

VaR

model, which
simulates returns

over the holding

period for

those risk factors

our trading

positions

are sensitive

to, and

subsequently
quantifies

the

profit

/

loss

effect

of

these

risk

factor

returns

on

trading

positions.

Risk

factor

returns

associated

with
general

interest

rate,

foreign

exchange

and

commodities

risk

factor

classes

are

based

on

a

pure

historical simulation
approach, using a five-year look-back window. Risk factor returns for selected issuer-based risk factors (e.g., equity prices
and

credit

spreads)

are

split

into

systematic

and

residual

issuer-specific

components

using

a

factor

model

approach.
Systematic returns are based on historical simulation, and residual returns on a Monte Carlo simulation. VaR model profit or loss distribution is derived from the sum

of systematic and residual

returns in such a way that we consistently

capture
systematic and

residual risk.

Correlations among

risk factors are implicitly

captured via

a historical

simulation approach.
When

modeling

risk

factor

returns,

we

consider

the

stationarity

properties

of

the

historical

time

series

of

risk

factor
changes.

Depending

on

the stationarity

properties

of

the risk

factors within

a given

factor class,

we

model the

factor
returns using absolute returns

or logarithmic returns. Risk factor return

distributions are updated

fortnightly.
Our VaR model does

not have full revaluation capability, but

we source full revaluation

grids and sensitivities from front-
office systems, enabling us

to capture material non-linear profit-or-loss effects.

We use

a single

VaR

model for

both

internal management

purposes and

determining market

risk risk

-weighted

assets
(RWA),

although

we

consider

different

confidence

levels

and

time

horizons.

For

internal

management

purposes,

we
establish risk limits and measure

exposures using

VaR at a
95
% confidence level with a 1-day holding

period, aligned to
the

way

we

consider

the

risks

associated

with

our

trading

activities.

The

regulatory

measure

of

market

risk

used

to
underpin

the market

risk capital

requirement

under

Basel III

requires

a

measure

equivalent to

a
99
% confidence

level
using

a

10-day

holding

period.

To

calculate a

10-day

holding

period

VaR,

we use

10-day

risk factor

returns,

with

all
observations equally weighted.
Additionally, the portfolio populations

for management and

regulatory VaR are

slightly different. The

one for regulatory
VaR

meets

regulatory

requirements

for

inclusion

in

regulatory

VaR.

Management

VaR

includes

a

broader

range

of
positions.

For example,

regulatory

VaR

excludes

credit spread

risks

from

the securitization

portfolio, which

are

treated
instead under the securitization approach

for regulatory purposes.
We also

use stressed

VaR

(SVaR) for

the calculation

of market

risk RWA.

SVaR

uses

broadly

the

same methodology

as
regulatory VaR and is calculated

using the same population,

holding period

(10-day) and confidence level (
99%). Unlike
regulatory VaR,

the historical

data set

for SVaR

is not

limited to

five years,

instead covering

the period

from 1

January
2007

to the

present.

In deriving

SVaR,

we seek

the largest

10-day

holding

period

VaR for

the current

Group

portfolio
across all one-year look-back windows

from 1 January 2007

to the present. SVaR is computed weekly.
Management value

-at-risk (1-day,

95% confidence, 5 years

of historical data)

of our business

divisions and Group
Functions by general

market risk type
1
For the year ended

31.12.22
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR,

Group
6 18 11 9
Average (per business division and risk

type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
For the year ended

31.12.21
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 7 5 1 2
Max. 35 13 11 9 5
Average 7 9 7 3 3
31.12.21 8 11 7 6 3
Total management VaR,

Group
4 36 11 12 Average (per business division and risk type)
Global Wealth Management 1 3 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 36 11 11 7 9 7 3 3
Group Functions 4 8 5 4 0 4 4 1 0
Diversification effect
2,3
(6) (5) 0 (5) (5) (1) 0
1 Statistics at individual

levels may not be

summed to deduce

the corresponding aggregate

figures. The

minima and maxima for

each level

may well occur on different

days, and likewise,

the VaR for each

business
line or risk type, being driven by the extreme

loss tail of the corresponding distribution

of simulated profits and losses for that business line

or risk type, may well

be driven by different days in the historical time series,
rendering invalid the simple

summation of figures to arrive

at the aggregate total.

2 Difference between the sum

of the standalone VaR for

the business divisions and

Group Functions and

the VaR for the Group

as
a whole.

3 As the minima and

maxima for different business

divisions and Group

Functions occur on different

days, it is not meaningful to

calculate a portfolio

diversification effect.
Actual realized market risk losses may

differ from those

implied by VaR for a

variety of reasons.
–

VaR is calibrated to a specified level of

confidence and may not indicate potential

losses beyond

this confidence level.
–

The

1-day

time horizon

used

for VaR

for

internal

management

purposes

(10-day

for

regulatory

VaR)

may not

fully
capture market risk of positions that cannot

be closed out or hedged

within the specified period.
–

In

some

cases,

VaR

calculations

approximate

the

effect

of

changes

in

risk

factors

on

the

values

of

positions

and
portfolios. This may happen due

to the number of risk factors included in the VaR

model needing

to be limited.

–

Effects

of

extreme

market

movements

are

subject

to

estimation

errors,

which

may

result

from

non-linear

risk
sensitivities,

and

the

potential

for

actual

volatility

and

correlation

levels

to

differ

from

assumptions

implicit in

VaR
calculations.
–

Using a

five-year window

means sudden

increases in market

volatility will

tend not

to increase

VaR as

quickly as

the
use of

shorter historical

observation periods,

but such

increases will

affect VaR

for a

longer period

of time.

Similarly,
after periods of increased volatility,

as markets stabilize, VaR

predictions will remain

more conservative for a period

of
time influenced by the length of

the historical observation period.

SVaR is subject

to the limitations noted

for VaR above,

but the use of on

e-year data sets avoids the smoothing

effect of
the five-year data

set used for VaR and the absence

of the five-year window gives

a longer history

of potential loss events.
Therefore, although

the significant

period of

stress during

the 2007

–2009

financial crisis

is no

longer

contained in

the
historical five-year period used for management and regulatory

VaR, SVaR continues to use that data. This approach aims
to reduce the procyclicality of the

regulatory capital

requirements for market risks.
We recognize

that no

single measure

can encompass

all risks

associated

with a

position

or portfolio.

We use

a set

of
metrics with

both

overlapping

and

complementary

characteristics

to

create

a

holistic

framework

that

aims

to

ensure
material completeness of risk

identification and

measurement. As a

statistical aggregate risk

measure, VaR

supplements
our liquidity-adjusted stress and comprehensive

stress testing frameworks.
We also have a framework to identify and

quantify potential risks not fully captured

by our VaR model

and refer to such
risks as risks

not in

VaR. The

framework underpins

these potential

risks with regulatory

capital, calculated

as a multiple
of regulatory VaR and

stressed VaR.
In the fourth

quarter of 2022,

we made an

upgrade to

our credit spread

factor model,

in which

we significantly
increased the

coverage

of single

-name-issuer bond

spread curves.

The resulting

RWA

decrease was

offset by

an RWA
increase arising from the introduction

of a FINMA-agreed temporary

measure.
Interest rate risk

in the banking

book (IRRBB)

arises from balance

sheet positions

such as

Loans and

advances to
banks, Loans and

advances to customers, Financial assets

at fair value not held

for trading,

Financial assets measured at
amortized cost, Customer deposits,

Debt issued measured

at amortized cost,

and derivatives, including

those subject to
hedge

accounting.

Fair value

changes

to these

positions

may affect

other

comprehensive

income (OCI)

or the

income
statement, depending on

their accounting treatment.

Our largest

banking

book interest

rate exposures

arise from

customer deposits

and lending

products in

Global Wealth
Management and Personal & Corporate Banking, as well as from debt issuance, liquidity buffers and interest rate hedges in Group Treasury. The inherent interest rate risks stemming from Global Wealth Management and

Personal & Corporate
Banking are

generally transferred

to Group

Treasury, to manage

them centrally together

with our

modeled interest

rate
duration assigned to equity,

goodwill and real estate. This makes the netting of interest rate risks across different sources possible,

while leaving the

originating businesses with commercial

margin and volume management. The residual interest
rate risk is mainly hedged with interest rate swaps, to the vast majority of which we apply hedge accounting.

Short-term
exposures and most of

our HQLA classified

as Financial assets

at fair value not

held for

trading are hedged with derivatives
accounted for on a mark-to-market basis. Long-term fixed-rate debt issued and HQLA hedged with external interest rate
swaps are designated

in fair value hedge accounting

relationships.
Risk management and governance
IRRBB is measured

using several metrics, the most relevant of which

are the following.
–

Economic value of

equity (EVE) sensitivity

to yield curve

moves is calculated

as changes in

the present value

of future
cash

flows

irrespective

of

accounting

treatment.

They

are

also

the

key

risk

factors

for

statistical

and

stress-based
measures,

e.g., value-at-risk and stress scenarios,

as well as the regulatory interest rate scenarios.

These are measured
and

reported

daily.

The

regulatory

IRRBB

EVE

exposure

is

the

most

adverse

regulatory interest

rate

scenario

that

is
netted

across

currencies.

It

excludes

the

sensitivity

from

additional

tier 1

(AT1)

capital instruments

(as

per

specific
FINMA requirements)

and

the modeled

interest rate

duration

assigned

to equity,

goodwill and

real estate.

UBS

also
applies granular internal interest rate shock

scenarios to its banking

book positions to monitor its specific risk profile.

–

Net

interest

income

(NII)

sensitivities

to

yield curve

moves

are

calculated

as

changes

of

baseline NII

over

a

set

time
horizon, which

we internally compute

by assuming

interest rates in

all currencies

develop according

to their market-
implied forward rates and assuming

constant business volumes and

no specific management actions.

The sensitivities
are

measured

and

reported

monthly.

Our

Pillar 3

disclosure

(as

per

specific

FINMA

requirements)

excludes

the
contribution from cash held at central banks.
We actively

manage IRRBB

,

with the

aim of

reducing

the volatility

of

NII subject

to

limits and

triggers

for EVE

and

NII
exposure at consolidated and

significant legal entity levels.
The Group Asset and Liability Committee (ALCO) and, where relevant, ALCOs at a legal entity level perform independent oversight over the management of IRRBB,

which is also subject to Group

Internal Audit and model governance.
›

Refer to “Group Internal

Audit” in the “Corporate

governance”

section of this report

and to “Risk measurement”

in this section for
more information
Key modeling assumptions
The cash

flows from

customer deposits

and lending

products used

in calculation

of EVE

sensitivity exclude

commercial
margins and

other spread

components, are

aggregated by

daily time

buckets and

are discounted

using risk-free

rates.
Our external issuances are discounted using UBS’s senior debt curve, and capital instruments are modeled to the first call date. NII sensitivity,

which includes

commercial

margins, is

calculated over

a one-year

time horizon,

assuming constant
balance sheet structure and

volumes, and considers embedded

interest rate options.
The average

repricing maturity of

non-maturing deposits and loans is

determined via

target replication portfolios

designed
to protect

product margins. Optimal replicating portfolios

are determined at

granular currency-

and product-specific levels
by simulating and applying a

real-world market rate model to historically

calibrated client rate and volume models.
We use

an econometric

prepayment model

to forecast

prepayment rates

on US

mortgage loans

in UBS

Bank USA

and
agency mortgage-backed securities (MBSs) held in various liquidity portfolios of UBS Americas Holding LLC consolidated.
These

prepayment

rates

are

used

to

forecast

both

mortgage

loan

and

MBS

balances

under

various

macroeconomic
scenarios.

The

prepayment

model

is

used

for

a

variety

of

purposes,

including

risk management

and

regulatory

stress
testing. Swiss mortgages and fixed-term

deposits generally do not

carry similar optionality, due to

prepayment and early
redemption penalties.
The EVE

sensitivity in the

banking book

to a +1-basis-point

parallel shift in

yield curves was

negative USD
25.0 m
as

of

31 December

2022,

compared

with

negative

USD
29.9
m

as

of

31 December

2021,

the

change

predominantly
driven by

rising market

rates.

This exclude

s

the sensitivity

of USD 3.

4m

from additional

tier 1 (AT1)

capital instruments
(as per specific FINMA requirements)

in contrast to general Basel Committee

on Banking Supervision

(BCBS) guidance.
The majority of

our interest

rate risk in

the banking

book is

a reflection

of the net

asset duration

that we run

to offset
our modeled

sensitivity of

net USD
19.6
m (31 December

2021:

USD
22.1
m) assigned

to our

equity,

goodwill and

real
estate, with the aim of generating a stable NII contribution. Of this, USD 14.0 m and USD 4.8 m are attributable to the US dollar and the Swiss franc portfolios, respectively

(31 December 2021:

USD
15.6 m and USD 5.5 m, respectively).
In addition

to the

sensitivity mentioned

above,

we calculate

the six

interest rate

shock

scenarios prescribed

by FINMA.
The “Parallel

up”

scenario, assuming

all positions

were fair

valued, was

the most

severe and

would have

resulted in

a
change in EVE of

negative USD
4.6 bn, or 7.9
%, of

our tier 1 capital (31 December

2021: negative USD
6.0 bn, or 10.0%),
which is well below

the
15
% threshold as per the

BCBS supervisory outlier

test for high

levels of interest rate

risk in the
banking book.

The immediate effect on our tier 1 capital in the “Parallel up” scenario as of 31

December 2022 would have been only a
decrease of USD 0.4 bn, or 0.6% (31 December 2021: USD 1.1 bn, or 1.8
%), reflecting the fact that

the vast majority of
our banking

book is accrual

accounted or

subject to hedge

accounting. The

“Parallel up”

scenario would subsequently
have a positive effect on NII,

assuming a constant balance sheet.
UBS

also

applies granular

internal

interest

rate shock

scenarios

to

its banking

book positions

to

monitor

the

banking
book’s specific risk profile.

Net interest income sensitivity
The main NII

sensitivity in the

banking

book resides

in Global

Wealth Management

and Personal

& Corporate Banking.
Our

investment of

equity

portfolio

has

a long

duration

and

Group

Treasury

actively

manages

the

residual

IRRBB.

This
sensitivity is assessed

using a

number of

scenarios assuming

parallel and non

-parallel shifts in

yield curves, with

various
degrees of

severity, and

we have set

and monitor thresholds

for the NII sensitivity

to immediate parallel

shocks of

–200
and +200 basis points under

the assumption of constant balance sheet volume

and structure.
We make direct investments in a variety of entities and

buy equity holdings in both listed and unlisted

companies,
with

the

aim

of

supporting

our

business

activities and

delivering

strategic

value

to

UBS.

This

includes

investments

in
exchange

and

clearing

house

memberships,

as

well

as

minority

investments

in

early-stage

fintechs

and

technology
companies via

UBS

Next.

We

may also

make investments

in

funds

that we

manage

in order

to

fund

or seed

them at
inception or to demonstrate that our interests align with those of investors.

We also buy,

and are sometimes required by
agreement to buy,

securities and units from funds

that we have sold to clients.
The

fair

value

of

equity

investments

tends

to

be

influenced

by

factors

specific

to

the

individual

investments.

Equity
investments are generally

intended to be held

for the medium or

long term and

may be subject to lock

-up agreements.
For these reasons, we generally

do not control these

exposures by using market

risk measures applied to

trading activities.
However, such equity investments are subject

to a different range of controls,

including preapproval of new

investments
by business

management and Risk

Control, portfolio

and concentration limits,

and regular monitoring

and reporting

to
senior management. They are

also included in

our Group-wide statistical

and stress testing

metrics, which flow

into our
risk appetite framework.
As of

31 December 2022, we held

equity investments

and investment fund units

totaling USD
3.0
bn, of

which USD
1.9 bn
was classified as Financial assets at fair

value not held for trading and

USD
1.1 bn as Investments in associates
.
Debt investments

classified as

Financial assets measured

at fair value

through other

comprehensive income

as of
31 December 2022

were measured at fair

value with changes

in fair value recorded

through

Equity, and

can broadly be
categorized as money market instruments and

debt securities primarily held for statutory,

regulatory or liquidity reasons.
The risk control framework applied to debt instruments classified as Financial assets measured at fair value through other comprehensive

income

depends

on

the

nature

of

the

instruments

and

the

purpose

for

which

we

hold

them.

Our
exposures may be included

in market risk limits or

be subject to specific

monitoring and

interest rate sensitivity analysis.
They

are

also

included

in

our

Group-wide

statistical

and

stress

testing

metrics,

which

flow

into

our

risk

appetite
framework.

Debt instruments

classified

as Financial

assets

measured

at

fair

value through

other comprehensive

income had

a

fair
value of USD 2.2 bn as of 31 December 2022, compared with USD 8.8 bn as of 31 December 2021. Effective from 1 April
2022,

UBS

has

reclassified

a

portfolio

of

financial

assets

from

Financial

assets

measured

at

fair

value

through

other
comprehensive income with a

fair value of USD
6.9
bn to Other financial assets

measured at amortized

cost, in line with
the principles in IFRS 9,
Financial Instruments
, which require a reclassification

when an entity changes its business

model
for managing financial assets.